Mortgage payable	12 Months Ended
Dec. 31, 2022
Mortgage payable [Abstract]
Mortgage payable
12.	Mortgage payable

In June 2022, the Company’s incremental borrowing rate applied was estimated to be 7% per annum. The mortgage does not bear interest, is repayable by monthly instalments of $44,500 and matures in September 2024. The mortgage is secured by the powerplant in progress with a net book value of $2,651,500.

	As at December 31,	As at December 31,	As at December 31,
	2022	2021	2020
Balance, beginning of period	$-	$-	$-
Additions	993,912	-	-
Interest	16,715	-	-
Payments	(133,500)	-	-
Balance, end of period	$877,127	$-	$-
Current portion	$488,062	$-	$-
Non-current portion	389,065	-	-
Total mortgage payable	$877,127	$-	$-

Maturity analysis - contractual undiscounted cash flows

As at December 31, 2022
Less than one year	$534,000
One to five years	400,500
Total undiscounted mortgage obligations	$934,500